Lease obligation	12 Months Ended
Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
Lease obligation
8	Lease obligation

Amount
$

Balance – December 31, 2017	–

Leases recognized upon transition to IFRS 16	87

Additions	1,291

Repayment of lease obligation	(74)

Accreted interest	94

Balance – December 31, 2018	1,398

Repayment of lease obligation	(239)

Accreted interest	149

Balance – December 31, 2019	1,308

Less: Current portion	100

Non-current portion	1,208

The Corporation recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the liability, discounted at an incremental borrowing rate of 11%, adjusted for any payments made before the commencement date, plus any initial direct costs, less any lease incentives received. During the year ended December 31, 2019, the Corporation recognized $nil (2018 - $1,417) in right-of-use assets in property and equipment on the statements of financial position. During the year ended December 31, 2019, the Corporation recognized $20 in expense related to low-value and short-term leases (2018 - $142) and $161 (2018 - $98) related to variable lease payments not included in measurement of lease liabilities on the statements of loss and comprehensive loss.